Property and Equipment - Summary of Estimated Useful Lives of Property and Equipment (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cable And Wire Facilities [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	5 years	5 years
Cable And Wire Facilities [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	25 years	15 years
Central Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	10 years
Central Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets		3 years
Central Equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets		15 years
I T Systems And Platforms [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years	3 years
I T Systems And Platforms [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	20 years	5 years